Share Capital - Schedule of share capital (Details) - CAD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Oct. 31, 2021	May 13, 2021	Oct. 31, 2021	Oct. 31, 2020
Share capital
Beginning balance		$ 32,552	$ 32,552
Beginning balance (in shares)	46,055,653
Fee paid in shares			467	$ 860
Shares issued through equity financing			46,183
Conversion of convertible debentures			35,121	550
Share issuance costs			3,456
Exercise options			1,202
Warrants			16,175	98
Ending balance	$ 208,904		$ 208,904	32,552
Ending balance (in shares)		46,055,653
Share price			$ 0.175
Pre-consolidation
Share capital
Payables settled through shares	174		$ 174
Number of pre consolidation shares issued to settle payables			1,025,477
Post-consolidation
Share capital
Payables settled through shares	174		$ 174
Number of post consolidation shares issued to settle payables			68,365
102105699 Saskatchewan Ltd
Share capital
Acquisition of subsidiary			$ 2,018
Fab Nutrition, LLC
Share capital
Acquisition of subsidiary			979
DS Distribution
Share capital
Acquisition of subsidiary			5,013
Blessed CBD
Share capital
Acquisition of subsidiary			972
FABCBD
Share capital
Fair value of shares issued in exchange for advisory services			$ 293
FABCBD | Pre-consolidation
Share capital
Number of pre consolidation shares issued to settle payables			454,622
FABCBD | Post-consolidation
Share capital
Number of post consolidation shares issued to settle payables			30,308
Share capital
Share capital
Beginning balance		$ 32,552	$ 32,552	$ 26,283
Beginning balance (in shares)		240,090,196	240,090,196	207,406,629
Fee paid in shares		$ 467	$ 467	$ 860
Issued to pay fees in shares (in shares)		1,480,099		3,852,319
Issued to pay interest via shares		$ 1,458		$ 1,168
Issued to pay interest via shares (in shares)		8,077,940		6,782,011
Lease acquisition - Canmore				$ 104
Lease acquisition - Canmore (in shares)				612,764
Escrow share based compensation	$ 3,866	$ 5,804
Escrow share based compensation (in shares)	529,487	9,002,194
Shares issued through equity financing	$ 20,273	$ 18,293	38,566
Shares issued through equity financing (in shares)	2,415,000	47,916,665
Conversion of convertible debentures	$ 4,954	$ 40,532	45,486	$ 550
Conversion of convertible debentures (in shares)	1,596,434	146,960,503		3,709,916
Share issuance costs	$ 2,390	$ 3,205	5,595
Exercise options	$ 717	$ 817	1,534
Exercise options (in shares)	158,824	2,498,160
Warrants	$ 7,580	$ 10,677	18,257
Exercise warrants (in shares)	1,291,141	22,208,027
Vested restricted share units		$ 154
Vested restricted share units (in shares)		844,655
Ending balance	$ 208,904		$ 208,904	$ 32,552
Ending balance (in shares)	54,360,028		54,360,028	240,090,196
Share capital | Pre-consolidation
Share capital
Beginning balance	$ 154,674
Beginning balance (in shares)	690,834,718
Ending balance		$ 154,674
Ending balance (in shares)		690,834,718
Share capital | Post-consolidation
Share capital
Beginning balance	$ 154,674
Beginning balance (in shares)	46,055,653
Ending balance		$ 154,674
Ending balance (in shares)		46,055,653
Share capital | KushBar Inc.
Share capital
Acquisition of subsidiary				$ 500
Acquisition (in shares)				2,645,503
Share capital | 2686068 Ontario Inc
Share capital
Acquisition of subsidiary				$ 1,048
Acquisition (in shares)				4,761,905
Share capital | Saturninus Partners
Share capital
Acquisition of subsidiary				$ 1,064
Acquisition (in shares)				5,319,149
Share capital | 102105699 Saskatchewan Ltd
Share capital
Acquisition of subsidiary	$ 2,018		$ 2,018	$ 975
Acquisition (in shares)	254,518			5,000,000
Share capital | Meta Growth
Share capital
Acquisition of subsidiary		$ 35,290
Acquisition (in shares)		196,063,610
Share capital | Smoke Cartel, Inc.
Share capital
Acquisition of subsidiary		$ 8,396
Acquisition (in shares)		9,540,754
Share capital | Fab Nutrition, LLC
Share capital
Acquisition of subsidiary		$ 3,439	3,439
Acquisition (in shares)		6,151,915
Share capital | DHC Supply LLC
Share capital
Acquisition of subsidiary	$ 7,767
Acquisition (in shares)	839,820
Share capital | DS Distribution
Share capital
Acquisition of subsidiary	$ 5,013		5,013
Acquisition (in shares)	612,087
Share capital | Blessed CBD
Share capital
Acquisition of subsidiary	$ 4,432		$ 4,432
Acquisition (in shares)	607,064